CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 229,251	$ 198,280
Expenses
Operating costs	(169,719)	(133,010)
Professional, consulting and management fees	(25,277)	(17,922)
Foreign exchange gain	1,584	610
Other general and administrative expenses	(14,319)	(6,404)
Share-based payments	(2,372)	(3,135)
Finance costs	(1,588)	(1,135)
Interest income	1,109	403
Technology start-up costs	(12,695)	(3,835)
Exploration and evaluation costs	(1,935)	(2,093)
Total Expenses	(225,212)	(166,521)
Net income before tax	4,039	31,759
Income tax expense	(7,688)	(5,430)
Deferred income tax recovery (expense)	1,423	(3,758)
Net income (loss)	(2,226)	22,571
Items that subsequently will be reclassified to operations:
Unrealized gain (loss) on foreign currency translation	6,607	(10,334)
Comprehensive income	4,381	12,237
Net income (loss) attributable to:
Owners of the Company	(1,451)	22,571
Non-controlling interests	(775)	0
Total net income (loss)	(2,226)	22,571
Comprehensive income attributable to:
Owners of the Company	5,156	12,237
Non-controlling interests	(775)	0
Total comprehensive income	$ 4,381	$ 12,237
Basic earnings (loss) per Common Share	$ (0.03)	$ 0.35
Diluted earnings (loss) per Common Share	$ (0.03)	$ 0.35
Weighted Average Number of Shares Outstanding (in 000's)
- Basic	64,446	64,048
- Diluted	64,446	65,045